Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 19, 2022	Feb. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2023	Feb. 28, 2023	Feb. 24, 2023	Jan. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO					$ 0	$ 400,000,000
Deferred underwriting commissions			$ 14,000,000		14,000,000	14,000,000
Payment to acquire restricted investments			$ 1,430,713	$ 0	$ 0	$ 400,000,000
Threshold contribution per public share for extension of business combination period	$ 0.06
Restricted investments term			185 days		185 days	185 days
Percentage of public shares to be redeemed on non completion of business combination			100.00%		100.00%
Lock in period for redemption of public shares after closing of IPO					24 months
Minimum share price of the residual assets remaining available for distribution			$ 10		$ 10
Cash			$ 15,406		$ 19,750	$ 48,491		$ 476,904
Operating bank account			15,000		20,000
Working capital (deficit)			9,300,000		7,000,000
Proceeds from issuance of common stock			25,000		25,000
Taxes Payable, Current			1,200,000
Tax payable					(1,000,000)
Amount deposited into trust account					80,900,000
Proceeds from unsecured and non-interest bearing promissory note			192,000		192,000
Amount drawn from working capital loans			$ 2,025,000	$ 1,400,000	$ 2,100,000	920,000
Maximum threshold deposit in trust account for extension of business combination period	$ 600,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash							$ 476,904
Amount deposited into trust account									$ 476,904	$ 476,904
Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Number of consecutive trading days for determining the share price			30 days		30 days
Stockholders Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage Of Common stock, shares Issued And Outstanding			1.00%		1.00%
Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
consideration transferred			$ 495,000,000		$ 495,000,000
Business combination contingent consideration					$ 25,000,000
Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional Percentage of Restricted Securities			10.00%		10.00%
Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of restricted securities			10.00%		10.00%
Working Capital Loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount drawn from working capital loans			$ 5,000,000		$ 3,000,000	$ 900,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued price per warrant			$ 1.5		$ 1.5
Proceeds from issuance of warrants			$ 10,000,000		$ 10,000,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable			$ 10		$ 10
Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period			4,666,667		4,666,667
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period			2,000,000		2,000,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			7,948,405		7,948,405
Common Class A [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Number of consecutive trading days for determining the share price			30 days		30 days
Common Class A [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 15		$ 15
Common Class A [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share			12.5		12.5
Common Class A [Member] | Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, share price			$ 10		$ 10
Number of shares of equity interests issued or issuable to acquire entity			49,500,000		49,500,000
Common Class A [Member] | Electriq Holders [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Number of consecutive trading days for determining the share price			30 days		30 days
Common Class A [Member] | Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Share Price			$ 15		$ 15
Number of consecutive trading days for determining the share price			30 days		30 days
Common Class A [Member] | Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 12.5		$ 12.5
Public shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold contribution per public share for extension of business combination period			$ 10		$ 10
Percentage of public shares to be redeemed on non completion of business combination			100.00%		100.00%
Stock Redeemed or Called During Period, Shares	32,051,595
Stock Redeemed or Called During Period, Value	$ 324,400,000
Common Class F [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares forfeitured during the period shares	5,000,000
Shares forfeitured during the period value	$ 0
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			5,000,000		10,000,000	10,000,000
Common Class F [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Share Price			$ 15		$ 15
Number of consecutive trading days for determining the share price			30 days		30 days
Percentage of additional shares to be released			10.00%		10.00%
Common Class F [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days		20 days
Share Price			$ 12.5		$ 12.5
Number of consecutive trading days for determining the share price			30 days		30 days
Common Class F [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued			500,000		500,000
Common Class F [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued			500,000		500,000
Merger Consideration Incentive Shares [Member] | Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of equity interests issued or issuable to acquire entity			2,000,000		2,000,000
SPAC Founder Shares [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price					20 days
Share Price					$ 15
Number of consecutive trading days for determining the share price					30 days
Percentage of additional shares to be released					10.00%
SPAC Founder Shares [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price					20 days
Share Price					$ 12.5
Number of consecutive trading days for determining the share price					30 days
Percentage of Shares to be Released			10.00%		10.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account			80.00%		80.00%
Net tangible assets required for consummation of business combination			$ 5,000,001		$ 5,000,001
Dissolution expense			$ 100,000		$ 100,000
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired			50.00%		50.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold contribution per public share for extension of business combination period			$ 10		$ 10
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%		15.00%
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO						$ 400,000,000
Payment to acquire restricted investments		$ 400,000,000
Threshold contribution per public share for extension of business combination period		$ 10
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		40,000,000
Shares issued price per share		$ 10
Proceeds from issuance of IPO		$ 400,000,000	$ 400,000,000		$ 400,000,000
Offering costs		22,700,000
Deferred underwriting commissions		$ 14,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		5,000,000	5,000,000
Financings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Leftout incentive shares transferred to equity shareholders on closing of financing			50.00%		50.00%
Percentage of Leftout incentive shares transferred to sponser on closing of financing			$ 50		$ 50
Financings [Member] | Merger Consideration Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			2,000,000		2,000,000
Financings [Member] | Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			7,000,000		7,000,000
Financings [Member] | New Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			5,000,000		5,000,000